January 16, 2014

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Funds, Inc.
Registration Statement on Form N-14
Ladies and Gentlemen:

On behalf of Principal Funds, Inc. ("PFI"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PFI's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to proposed Plans of Reorganization providing for the transfer of all the assets, subject to all the liabilities, of the SmallCap Growth Fund II, a series of PFI, to and in exchange for shares of SmallCap Growth Fund I, a previously created series of PFI. The proposed mailing date to shareholders is on or about February 19, 2014.

Please call me at 515-235-9328 or Jennifer A. Mills of this office at 515-235-9154 if you have any questions or comments.

Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Funds, Inc.

Enclosures